Related parties (Details) - GBP (£) £ in Millions		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Related party transactions
Cash ratio deposits		0.368%
Threshold eligible liabilities		£ 600
Associate
Related party transactions
Investment extended to ownership voting rights (as a percentage)		20.00%
RBSG plc | HM Treasury
Related party transactions
Percentage of ownership interest	61.90%